SUNAMERICA SPECIALTY SERIES

Incorporated herein by reference are the definitive versions of the SunAmerica Specialty Series’ prospectuses and statements of additional information filed pursuant to Rule 497(c) under the Securities Act of 1933, as amended, on March 2, 2012 (SEC Accession No. 0001410578-12-000102).